Net gains/(losses) on financial instruments classified as held for trading (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net gains/(losses) on financial instruments classified as held for trading [Abstract]
Fixed income securities	R$ 9,862,617	R$ 4,654,959	R$ (5,174,739)
Derivative financial instruments	(1,426,160)	10,887,800	(4,267,748)
Equity securities	1,186,651	860,011	1,190,432
Total	R$ 9,623,108	R$ 16,402,770	R$ (8,252,055)